Bank Loans - Schedule of Movement Bank Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement Bank Loans[Abstract]
Beginning balance	$ 3,877,084	$ 3,943,718	$ 2,609,755
Additions	3,046,817	4,210,848	3,954,300
Repayments	(3,937,391)	(4,169,157)	(2,542,050)
Foreign currency translation adjustments	145,005	(108,325)	(78,287)
Ending balance	$ 3,131,515	$ 3,877,084	$ 3,943,718